CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Property, plant and equipment	$ 686,824,000	$ 666,879,000
Right-of-use assets	28,451,000	37,011,000
Prepayments and other receivables	3,063,000	121,000
Other financial assets	12,564,000	12,877,000
Deferred income tax asset	15,920,000	18,943,000
TOTAL NON-CURRENT ASSETS	746,822,000	735,831,000
CURRENT ASSETS
Inventories	13,552,000	14,434,000
Trade receivables	65,049,000	71,794,000
Prepayments and other receivables	25,896,000	22,106,000
Derivative financial instrument assets	3,775,000	967,000
Cash and cash equivalents	133,036,000	128,843,000
Assets held for sale	28,419,000	0
TOTAL CURRENT ASSETS	269,727,000	238,144,000
TOTAL ASSETS	1,016,549,000	973,975,000
Equity attributable to owners of the Company
Share capital	55,000	58,000
Share premium	111,281,000	134,798,000
Translation reserve	(9,962,000)	(11,586,000)
Other reserves	45,116,000	73,462,000
Retained earnings (Accumulated losses)	29,530,000	(81,147,000)
TOTAL EQUITY	176,020,000	115,585,000
NON-CURRENT LIABILITIES
Borrowings	488,453,000	485,114,000
Lease liabilities	23,387,000	22,051,000
Provisions and other long-term liabilities	34,083,000	51,947,000
Deferred income tax liability	64,063,000	70,123,000
TOTAL NON-CURRENT LIABILITIES	609,986,000	629,235,000
CURRENT LIABILITIES
Borrowings	12,528,000	12,528,000
Lease liabilities	8,911,000	10,000,000
Derivative financial instrument liabilities	70,000	19,000
Current income tax liabilities	44,269,000	65,002,000
Trade and other payables	137,817,000	141,606,000
Liabilities associated with assets held for sale	26,948,000	0
TOTAL CURRENT LIABILITIES	230,543,000	229,155,000
TOTAL LIABILITIES	840,529,000	858,390,000
TOTAL EQUITY AND LIABILITIES	$ 1,016,549,000	$ 973,975,000